Share Based Payment - Summary of Measurement Used to Determine Fair Values of Bona Vita ESOP (Detail) - Bona Vita Employees Stock Option Plan 2016 [Member]	12 Months Ended
	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price (USD)	$ 0.0154	$ 0.0154
Expected term | yr	10	10
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD)	$ 14.64	$ 14.68
Fair value at grant date (USD)	$ 14.64	$ 14.68
Expected volatility	41.67%	41.67%
Risk-free interest rate	7.55%	7.55%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD)	$ 29.19
Fair value at grant date (USD)	$ 29.19
Expected volatility	43.56%	43.56%
Risk-free interest rate	7.72%	7.72%